NATIXIS FUNDS

LOOMIS SAYLES FUNDS

Supplement dated December 5, 2011 to the Class A, B and C Prospectus, the Class A and C Prospectus and the Class Y Prospectuses, each date May 1, 2011, as may be revised or supplemented from time to time, for the following funds:

Absolute Asia Dynamic Equity Fund	Loomis Sayles Absolute Strategies Fund
AEW Real Estate Fund	Loomis Sayles Multi-Asset Real Return Fund
ASG Diversifying Strategies Fund	Natixis Diversified Income Fund
ASG Global Alternatives Fund	Natixis Oakmark Global Fund
ASG Managed Futures Strategy Fund	Natixis Oakmark International Fund
CGM Advisor Targeted Equity Fund	Natixis U.S. Multi-Cap Equity Fund
Gateway Fund	Vaughan Nelson Small Cap Value Fund
Hansberger International Fund	Vaughan Nelson Value Opportunity Fund
Harris Associates Large Cap Value Fund	Westpeak ActiveBeta® Equity Fund

Supplement dated December 5, 2011 to the Class A, B and C Prospectuses and Class Y and Admin Prospectuses, each dated February 1, 2011, as may be revised or supplemented from time to time, for the following funds:

Loomis Sayles Core Plus Bond Fund	Loomis Sayles Investment Grade Bond Fund
Loomis Sayles Global Equity and Income Fund	Loomis Sayles Limited Term Government and Agency Fund
Loomis Sayles Growth Fund
Loomis Sayles High Income Fund	Loomis Sayles Mid Cap Growth Fund
Loomis Sayles International Bond Fund	Loomis Sayles Strategic Income Fund
Loomis Sayles Value Fund

Supplement dated December 5, 2011 to the Admin, Retail and Institutional Class Prospectuses, each dated February 1, 2011, as may be revised or supplemented from time to time for the following funds:

Loomis Sayles Bond Fund	Loomis Sayles Intermediate Duration Bond Fund
Loomis Sayles Global Bond Fund	Loomis Sayles Small Cap Growth Fund
Loomis Sayles Inflation Protected Securities Fund	Loomis Sayles Small Cap Value Fund

Supplement dated December 5, 2011 to the Institutional Class Prospectuses, dated February 1, 2011, as may be revised or supplemented from time to time, for the following funds:

Loomis Sayles Fixed Income Fund	Loomis Sayles Investment Grade Fixed Income Fund
Loomis Sayles High Income Opportunities Fund	Loomis Sayles Securitized Asset Fund
Loomis Sayles Institutional High Income Fund

Effective immediately, the following sentence is hereby added to the end of the third paragraph within the sub-section “Limits on Frequent Trading” within the section “Restrictions on Buying, Selling and Exchanging Shares”:

Under certain circumstances, waivers to these conditions (including waivers to permit more frequent rebalancing) may be approved for programs that in the Fund’s opinion are not vehicles for market timing and are not likely to engage in abusive trading.

Supplement dated December 5, 2011 to the Class A and C Prospectus and the Class Y Prospectus, each dated September 30, 2011, as may be revised or supplemented from time to time, for the following funds:

ASG Growth Markets Fund	Loomis Sayles Senior Floating Rate and Fixed Income Fund

Effective December 8, 2011, the second paragraph within the sub-section “Portfolio Holdings” within the section “Investment Goals, Strategies and Risks” is hereby amended and restated as follows:

A “snapshot” of each Fund’s investments may be found in its annual and semiannual reports. In addition, a list of each Fund’s full portfolio holdings, which is updated monthly after an aging period of at least 15 days for ASG Growth Markets Fund and 30 days for Loomis Sayles Senior Floating Rate and Fixed Income Fund, is available on the Funds’ website at ga.natixis.com (select the name of the Fund in the “Find a fund” box). These holdings will remain accessible on the website until each Fund files its Form N-CSR or Form N-Q with the Securities and Exchange Commission (the “SEC”) for the period that includes the date of the information. In addition, a list of the Loomis Sayles Funds’ top 10 holdings as of the month-end is generally available within 7 business days after the month-end on the Funds’ website at ga.natixis.com (select the name of the Fund in the “Find a fund” box).

Supplement dated December 5, 2011 to the Class A, B and C Prospectus and the Class Y Prospectus, each dated May 1, 2011, as may be revised or supplemented from time to time, for the following funds:

Absolute Asia Dynamic Equity Fund	Natixis Oakmark Global Fund
AEW Real Estate Fund	Natixis Oakmark International Fund
CGM Advisor Targeted Equity Fund	Natixis U.S. Multi-Cap Equity Fund
Hansberger International Fund	Vaughan Nelson Small Cap Value Fund
Harris Associates Large Cap Value Fund	Vaughan Nelson Value Opportunity Fund
Natixis Diversified Income Fund	Westpeak ActiveBeta® Equity Fund

Effective December 8, 2011, the second paragraph within the sub-section “Portfolio Holdings” within the section “Investment Goals, Strategies and Risks” is hereby amended and restated as follows:

A “snapshot” of each Fund’s investments may be found in its annual and semiannual reports. In addition, a list of each Fund’s full portfolio holdings, which is updated monthly after an aging period of at least 30 days (15 days for Vaughan Nelson Small Cap Value Fund, Vaughan Nelson Value Opportunity Fund and Westpeak ActiveBeta® Equity Fund, 60 days for AEW Real Estate Fund and 10 business days after quarter-end for Natixis Oakmark Global Fund and Natixis Oakmark International Fund), is available on the Funds’ website at ga.natixis.com (select the name of the Fund in the “Find a fund” box). These holdings will remain accessible on the website until each Fund files its respective Form N-CSR or Form N-Q with the SEC for the period that includes the date of the information. In addition, a list of Vaughan Nelson Small Cap Value Fund’s and Vaughan Nelson Value Opportunity Fund’s top 10 holdings as of the month-end is generally available within 7 business days after the month-end on the Fund’s website at ga.natixis.com (select the name of a Fund in the “Find a Fund” box).

Supplement dated December 5, 2011 to the Class A and C Prospectus and the Class Y Prospectus, each dated May 1, 2011, as may be revised or supplemented from time to time, for the following funds:

ASG Diversifying Strategies Fund	Gateway Fund
ASG Global Alternatives Fund	Loomis Sayles Absolute Strategies Fund
ASG Managed Futures Strategy Fund	Loomis Sayles Multi-Asset Real Return Fund

Effective December 8, 2011, the second paragraph within the sub-section “Portfolio Holdings” within the section “Investment Goals, Strategies and Risks” is hereby amended and restated as follows:

A “snapshot” of each Fund’s investments may be found in its annual and semiannual reports. In addition, a list of each Fund’s full portfolio holdings, which is updated monthly after an aging period of at least 7 days for ASG Diversifying Strategies Fund, ASG Global Alternatives Fund and ASG Managed Futures Strategy Fund and 30 days for Gateway Fund, Loomis Sayles Absolute Strategies Fund and Loomis Sayles Multi-Asset Real Return Fund, is available on the Funds’ website at ga.natixis.com (select the name of the Fund in the “Find a fund” box). These holdings will remain accessible on the website until each Fund files its Form N-CSR or Form N-Q with the Securities and Exchange Commission (the “SEC”) for the period that includes the date of the information. In addition, a list of the Loomis Sayles Funds’ top 10 holdings as of the month-end is generally available within 7 business days after the month-end on the Funds’ website at ga.natixis.com (select the name of the Fund in the “Find a fund” box).

Supplement dated December 5, 2011 to the Class A, B and C Prospectuses and the Class Y and Admin Prospectuses, each dated February 1, 2011, as may be revised or supplemented from time to time, for the following funds:

Loomis Sayles Core Plus Bond Fund	Loomis Sayles Investment Grade Bond Fund
Loomis Sayles Global Equity and Income Fund	Loomis Sayles Limited Term Government and Agency Fund
Loomis Sayles Growth Fund
Loomis Sayles High Income Fund	Loomis Sayles Mid Cap Growth Fund
Loomis Sayles International Bond Fund	Loomis Sayles Strategic Income Fund
Loomis Sayles Value Fund

Effective December 8, 2011, the second paragraph within the sub-section “Portfolio Holdings” within the section “Investment Goals, Strategies and Risks” is hereby amended and restated as follows:

A “snapshot” of each Fund’s investments may be found in its annual and semiannual reports. In addition, a list of each Fund’s full portfolio holdings, which is updated monthly after an aging period of at least 30 days, is available on the Funds’ website at ga.natixis.com. These holdings will remain accessible on the website until each Fund files its respective Form N-CSR or Form N-Q with the SEC for the period that includes the date of the information. In addition, a list of each Fund’s top 10 holdings as of the month-end is generally available within 7 business days after the month-end on the Funds’ website at ga.natixis.com (select the name of a Fund in the “Find a Fund” box).